Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, we grant stock options to our employees, including our named executive officers. Our typical practice is to grant new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the compensation committee or board of directors, as applicable, occurring in the first quarter of the relevant fiscal year. Also, non-employee
directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board of directors and at the time of each annual meeting of our shareholders, respectively, pursuant to the non-employee
director compensation program, as further described under the heading
“Non-Employee
Director Compensation”. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The compensation committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of stock option grants but does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, we grant stock options to our employees, including our named executive officers. Our typical practice is to grant new-hire
option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the compensation committee or board of directors, as applicable, occurring in the first quarter of the relevant fiscal year.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The compensation committee considers whether there is any material nonpublic information (“MNPI”) about us when determining the timing of stock option grants but does not seek to time the award of stock options in relation to our public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	true